SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS:

1.	On July 6, 2026, the Company’s Board of Directors approved a grant of 5,950,000 RSUs and options to employees, directors and officers. The RSUs and options represent the right to receive Ordinary Shares at a future time and vest over a period of three years, with a cliff.

2.	On July 21, 2026, the Company’s Board of Directors approved a grant of 50,000 options to a consultant. The options represent the right to receive Ordinary Shares at a future time and vest over a period of three years, with a cliff.

3.	On July 6, 2026, the Board of Directors approved the establishment of a subsidiary in the U.S.

4.	On August 20, 2026, the Company entered into a Securities Purchase Agreement with institutional investors, pursuant to which the Company issued and sold in a registered direct offering 11,111,111 Ordinary Shares at a purchase price of $0.90 per share The offering resulted in aggregate gross proceeds of approximately $10,000 before deducting offering costs of approximately $842.